Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Pinnacle Focused Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Pinnacle Focused Opportunities ETF
Class Name	Pinnacle Focused Opportunities ETF
Trading Symbol	FCUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pinnacle Focused Opportunities ETF (the "Fund") for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pinnacleetfs.com/fcus/. You can also request this information by contacting us at (844) 466-6723 or by writing to the Pinnacle Focused Opportunities ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 466-6723
Additional Information Website	www.pinnacleetfs.com/fcus/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pinnacle Focused Opportunities ETF	$48	0.79%
*	Costs paid as a percentage of $10,000 is an annualized figure.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.79% [1]
Net Assets	$ 89,278,000
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 237,556
Investment Company, Portfolio Turnover	252.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Fund Size (Thousands)	$89,278
Number of Holdings	31
Total Advisory Fee	$237,556
Portfolio Turnover	252%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2026 )

Top Holdings	(% of Total Net Assets)
Ciena Corp.	4.5%
Bloom Energy Corp. - Class A	4.4%
Lumentum Holdings, Inc.	4.3%
Sandisk Corp.	4.3%
Micron Technology, Inc.	4.2%
Western Digital Corp.	4.2%
Darling Ingredients, Inc.	4.2%
Seagate Technology Holdings PLC	4.2%
Intel Corp.	4.1%
TTM Technologies, Inc.	4.1%

[1]	Costs paid as a percentage of $10,000 is an annualized figure.